CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid-in Capital [Member]		Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018	$ 74		$ 122,312		$ (188)	$ 158,542	$ 280,740
Balance, shares at Dec. 31, 2018	27,917,505
Issuance of shares upon exercise of options		[1]	492		0	0	492
Issuance of shares upon exercise of options, shares	246,373
Issuance of shares upon vesting of RSU		[1]		[1]	0	0	0
Issuance of shares upon vesting of RSU, shares	118,486
Share based compensation	$ 0		5,092		0	0	5,092
Share repurchase at cost		[1]	(7,159)		0	0	(7,159)
Share repurchase at cost, shares	(276,747)
Other comprehensive income (loss)	$ 0		0		203	0	203
Net income	0		0		0	35,171	35,171
Balance at Dec. 31, 2019	$ 74		120,737		15	193,713	314,539
Balance, shares at Dec. 31, 2019	28,005,617
Issuance of shares upon exercise of options		[1]	367		0	0	367
Issuance of shares upon exercise of options, shares	302,730
Issuance of shares upon vesting of RSU		[1]		[1]	0	0	0
Issuance of shares upon vesting of RSU, shares	119,281
Share based compensation	$ 0		6,949		0	0	6,949
Equity component of convertible senior notes, net of issuance costs and tax	0		13,770		0	0	13,770
Share repurchase at cost		[1]	(12,549)		0	0	(12,549)
Share repurchase at cost, shares	(250,766)
Other comprehensive income (loss)	$ 0		0		555	0	555
Net income	0		0		0	47,907	47,907
Balance at Dec. 31, 2020	$ 74		129,274		570	241,620	$ 371,538
Balance, shares at Dec. 31, 2020	28,176,862						28,176,862
Issuance of shares upon exercise of options			11		0	0	$ 11
Issuance of shares upon exercise of options, shares	236,652						236,652
Issuance of shares upon vesting of RSU					0	0	$ 0
Issuance of shares upon vesting of RSU, shares	165,530
Share based compensation	$ 0		10,488		0		10,488
Elimination of the par value of the Ordinary shares	(74)		74		0	0	0
Other comprehensive income (loss)	0		0		(1,384)	0	(1,384)
Net income	0		0		0	93,101	93,101
Balance at Dec. 31, 2021	$ 0		$ 139,847		$ (814)	$ 334,721	$ 473,754
Balance, shares at Dec. 31, 2021	28,579,044						28,579,044

[1]	Less than $1